Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.000006 per share
Amount Registered | shares	46,000,000
Proposed Maximum Offering Price per Unit	625.00
Maximum Aggregate Offering Price	$ 28,750,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,501,250.00
Offering Note	(1) Includes offering price of additional shares that the underwriters have the option to purchase. (2) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-299631) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.